RELATED-PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
RELATED-PARTY TRANSACTIONS
Related-party Transactions

17. RELATED-PARTY TRANSACTIONS

Transactions with related parties are entered into in the normal course of business and are measured at the amount established and agreed to by the parties.

In April 2015, Lowell entered into a services agreement with Olympic Management Group (“OMG”), for advisory and technology support services, including the access and use of software licensed to OMG to perform certain data processing and enterprise resource planning (ERP) operational services. OMG is owned by one of the Company’s co-founders. The agreement provides for the dollar-for-dollar reimbursement of expenses incurred by OMG in performance of its services. Amounts paid to OMG for the three months ended March 31, 2022 and 2021, were $36 and $nil, respectively.

17. RELATED-PARTY TRANSACTIONS

Transactions with related parties are entered into in the normal course of business and are measured at the amount established and agreed to by the parties.

Lowell received certain administrative, operational and consulting services through a Management Services Agreement with Edible Management, LLC (“EM”). EM is a limited liability company owned by the co-founders of Lowell and was formed to provide Lowell with certain administrative functions comprising: cultivation, distribution, and production operations support; general administration; corporate development; human resources; finance and accounting; marketing; sales; legal and compliance. The agreement provided for the dollar-for-dollar reimbursement of expenses incurred by EM in performance of its services. Amounts paid to EM for the years ended December 31, 2020 were $2,201 and $5,041, respectively. The Management Services Agreement with EM was terminated as of December 31, 2020.

In April 2015, Lowell entered into a services agreement with Olympic Management Group (“OMG”), for advisory and technology support services, including the access and use of software licensed to OMG to perform certain data processing and enterprise resource planning (ERP) operational services. OMG is owned by one of the Company’s co-founders. The agreement provides for the dollar-for-dollar reimbursement of expenses incurred by OMG in performance of its services. There were no amounts paid to OMG for the years ended December 31, 2021 and 2020. Amounts paid to OMG for the years ended December 31, 2021 and 2020, were $nil and $5, respectively.